SUBSEQUENT EVENT (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Line of Credit Facility, Maximum Borrowing Capacity	$ 4.0	$ 4.0
Line of Credit Facility, Expiration Date	Dec. 26, 2013	Dec. 26, 2013
Subsequent Event [Member]
Cash For Advances From Bank		2
Line of Credit Facility, Maximum Borrowing Capacity		$ 4.0
Line of Credit Facility, Expiration Date		Dec. 26, 2013
Subsequent Event [Member] | Streamline Period [Member]
Line of Credit Facility, Interest Rate Description		prime rate plus 0.25%.
Subsequent Event [Member] | Non Streamline Period [Member]
Line of Credit Facility, Interest Rate Description		the prime rate plus 2.95%.